Empower Small Cap Value Fund Investment Strategy - Empower Small Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization (“small cap”) companies. For purposes of the 80% policy, the Fund considers small cap companies to be those whose market capitalization falls within the range of the Russell 2000® Value Index at the time of initial purchase. As of December 31, 2025, the market capitalizations of the companies in the Russell 2000® Value Index ranged from $6 million to $31.3 billion. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund emphasizes a “value style” of investing, seeking companies that are undervalued in comparison to their peers due to economic, market, company-specific or other factors, but have the prospect of achieving improved valuations in the future. The Fund may also focus its investments in certain sectors, such as the financial sector.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). •Hotchkis & Wiley employs a disciplined, bottom-up investment process to identify stocks whose future prospects are misunderstood or not fully recognized by the market.•Loomis Sayles seeks to build a small cap portfolio of common stocks that it believes are undervalued in the market and have favorable prospects for recovery.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target percentage is a 35% allocation of the Fund’s assets to Hotchkis & Wiley and a 65% allocation of the Fund’s assets to Loomis Sayles. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.